General and administration (Tables)	12 Months Ended
Dec. 31, 2023
General and administration
Schedule of general and administrative expenses incurred
	December 31, 2023	December 31, 2022
	$	$
Corporate administration	1,325,743	1,397,608
Nasdaq / TSX initial listing costs	143,767	358,314
Professional fees	713,475	440,576
Salaries and benefits	2,487,218	2,471,626
Director fees	114,663	-
Amortization	183,539	183,539

	4,968,405	4,851,663